Business Combination, Significant Transaction and Sale of Business (Tables)	12 Months Ended
Dec. 31, 2023
Acquisition of NCDC S.A [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values allocated to NCDC assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Current assets (including cash acquired of $2,119)	$3,786
Customer relations	4,359
Deferred tax liabilities, net	(828)
Other long-term assets	2,439
Current liabilities	(918)
Other long-term liabilities	(324)
Goodwill	3,153

Total assets acquired net of acquired cash	$11,667

Acquisition of K.M.T. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:
Net assets excluding $632 cash acquired	$197
Intangible assets	9,410
Deferred tax liabilities	(1,129)
Non-controlling interests	(3,644)
Goodwill	9,410

Total assets acquired, net of acquired cash	$14,244

Acquisition of Zebra Technologies Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the provisional estimated fair values (1) allocated to the Zebra acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net assets excluding cash acquired	$3,163
Inventories	4,359
Property, plant and equipment	82
Intangible assets	5,973
Deferred taxes	(1,284)
Other long-term liabilities	(37)
Liabilities in respect of business combinations	(7,418)
Goodwill	5,930

Total assets acquired net of acquired cash	$10,768

Acquisition of Emalogic Software Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition	The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:
Net liabilities excluding cash acquired	$(1,695)
Property, plant and equipment	161
Intangible assets	3,006
Deferred taxes	(692)
Other long-term liabilities	(313)
Liabilities in respect of business combinations	(443)
Non-controlling interests	(749)
Goodwill	4,619

Total assets acquired net of acquired cash	$3,894